Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2020